Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Jan. 23, 2015
Document Effective Date	Jan. 25, 2015
Prospectus Date	Jan. 25, 2015
ZIEGLER STRATEGIC INCOME FUND | Investor Class
Risk/Return:
Trading Symbol	ZLSCX
ZIEGLER STRATEGIC INCOME FUND | Institutional Class
Risk/Return:
Trading Symbol	ZLSIX